PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
T. Rowe Price
Equity Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .1%
Communication Services : 4 .7%
28,473
AT&T, Inc.
$ 501,125
0 .1
23,839  Comcast Corp. - Class
A
1,033,421
0 .3
278,674
News Corp. - Class A
7,295,685
2 .1
25,956
News Corp. - Class B
702,369
0 .2
46,173  Verizon
Communications, Inc.
1,937,419
0 .6
41,683
Walt Disney Co.
5,100,332
1 .4
16,570,351
4 .7
Consumer Discretionary : 3 .2%
3,128
Best Buy Co., Inc.
256,590
0 .1
5,800
Dollar General Corp.
905,148
0 .2
56,064
Kohl's Corp.
1,634,265
0 .4
73,043  Las Vegas Sands
Corp.
3,776,323
1 .1
92,373
(1)
Mattel, Inc.
1,829,909
0 .5
10,500
TJX Cos., Inc.
1,064,910
0 .3
150,862
Volkswagen AG, ADR
1,994,396
0 .6
11,461,541
3 .2
Consumer Staples : 7 .8%
27,100
Colgate-Palmolive Co.
2,440,355
0 .7
132,222
Conagra Brands, Inc.
3,919,060
1 .1
1,400  Constellation Brands,
Inc. - Class A
380,464
0 .1
179,860
Kenvue, Inc.
3,859,796
1 .1
36,484
Kimberly-Clark Corp.
4,719,205
1 .3
3,829  Mondelez International,
Inc. - Class A
268,030
0 .1
54,968  Philip Morris
International, Inc.
5,036,168
1 .4
52,589  Tyson Foods, Inc.
- Class A
3,088,552
0 .9
67,122
Walmart, Inc.
4,038,731
1 .1
27,750,361
7 .8
Energy : 8 .8%
19,900
Baker Hughes Co.
666,650
0 .2
4,274
Chevron Corp.
674,181
0 .2
9,500
ConocoPhillips
1,209,160
0 .3
54,609
(2)
Enbridge, Inc.
1,975,754
0 .6
19,446
EOG Resources, Inc.
2,485,977
0 .7
60,900
EQT Corp.
2,257,563
0 .6
46,915
Exxon Mobil Corp.
5,453,399
1 .5
15,772
Hess Corp.
2,407,438
0 .7
55,400
Suncor Energy, Inc.
2,044,814
0 .6
27,786
(2)
TC Energy Corp.
1,116,997
0 .3
134,365
(2)
TotalEnergies SE, ADR
9,248,343
2 .6
41,300
Williams Cos., Inc.
1,609,461
0 .5
31,149,737
8 .8
Financials : 23 .3%
109,692  American International
Group, Inc.
8,574,624
2 .4
9,084  Apollo Global
Management, Inc.
1,021,496
0 .3
48,479
Bank of America Corp.
1,838,324
0 .5
11,500  Bank of New York
Mellon Corp.
662,630
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
78,472
Charles Schwab Corp.
$ 5,676,664
1 .6
29,824
Chubb Ltd.
7,728,293
2 .2
58,237
Citigroup, Inc.
3,682,908
1 .0
155,003  Equitable Holdings,
Inc.
5,891,664
1 .7
123,398
Fifth Third Bancorp
4,591,639
1 .3
26,924
(1)
Fiserv, Inc.
4,302,994
1 .2
2,988  Goldman Sachs
Group, Inc.
1,248,058
0 .3
43,755  Hartford Financial
Services Group, Inc.
4,508,953
1 .3
248,849  Huntington
Bancshares, Inc.
3,471,443
1 .0
23,149  JPMorgan Chase &
Co.
4,636,745
1 .3
47,671
Loews Corp.
3,732,163
1 .0
74,362
MetLife, Inc.
5,510,968
1 .6
14,041
Morgan Stanley
1,322,100
0 .4
81,300
US Bancorp
3,634,110
1 .0
181,101
Wells Fargo & Co.
10,496,614
3 .0
82,532,390
23 .3
Health Care : 15 .6%
10,360
AbbVie, Inc.
1,886,556
0 .5
35,943  AstraZeneca PLC,
ADR
2,435,138
0 .7
24,452  Becton Dickinson and
Co.
6,050,647
1 .7
4,900
(1)
Biogen, Inc.
1,056,587
0 .3
24,800  Bristol-Myers Squibb
Co.
1,344,904
0 .4
4,720
Cardinal Health, Inc.
528,168
0 .2
9,393
(1)
Centene Corp.
737,163
0 .2
11,820
Cigna Group
4,292,906
1 .2
50,976
CVS Health Corp.
4,065,846
1 .2
16,435
Elevance Health, Inc.
8,522,205
2 .4
16,255  GE HealthCare
Technologies, Inc.
1,477,742
0 .4
700
Humana, Inc.
242,704
0 .1
24,103
Johnson & Johnson
3,812,854
1 .1
34,214
Medtronic PLC
2,981,750
0 .8
26,402
Merck & Co., Inc.
3,483,744
1 .0
80,970
Pfizer, Inc.
2,246,918
0 .6
48,894
Sanofi, ADR
2,376,248
0 .7
218,500
Viatris, Inc.
2,608,890
0 .7
37,935  Zimmer Biomet
Holdings, Inc.
5,006,661
1 .4
55,157,631
15 .6
Industrials : 12 .3%
8,300
3M Co.
880,381
0 .3
22,084
(1)
Boeing Co.
4,261,991
1 .2
6,200
Cummins, Inc.
1,826,830
0 .5
991
Flowserve Corp.
45,269
0.0
48,742
General Electric Co.
8,555,683
2 .4
5,300  Honeywell
International, Inc.
1,087,825
0 .3
28,415  L3Harris Technologies,
Inc.
6,055,237
1 .7
10,400
Norfolk Southern Corp.
2,650,648
0 .8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
44,417
Siemens AG, ADR
$ 4,238,714
1 .2
99,362
Southwest Airlines Co.
2,900,377
0 .8
49,816  Stanley Black &
Decker, Inc.
4,878,481
1 .4
19,922
(1)
Stericycle, Inc.
1,050,885
0 .3
6,600
Union Pacific Corp.
1,623,138
0 .5
22,314  United Parcel Service,
Inc. - Class B
3,316,530
0 .9
43,371,989
12 .3
Information Technology : 9 .4%
4,900  Accenture PLC - Class
A
1,698,389
0 .5
1,500
(1)
Advanced Micro
Devices, Inc.
270,735
0 .1
22,442
Applied Materials, Inc.
4,628,214
1 .3
11,988
Cisco Systems, Inc.
598,321
0 .2
24,400
Intel Corp.
1,077,748
0 .3
13,973
Microsoft Corp.
5,878,720
1 .6
62,040
Qualcomm, Inc.
10,503,372
3 .0
57,057  Samsung Electronics
Co. Ltd.
3,428,984
1 .0
14,000
TE Connectivity Ltd.
2,033,360
0 .6
17,002
Texas Instruments, Inc.
2,961,918
0 .8
33,079,761
9 .4
Materials : 3 .0%
72,606  CF Industries
Holdings, Inc.
6,041,545
1 .7
7,772  International Flavors &
Fragrances, Inc.
668,314
0 .2
101,764
International Paper Co.
3,970,832
1 .1
10,680,691
3 .0
Real Estate : 4 .1%
74,507
Equity Residential
4,702,137
1 .3
84,565
Rayonier, Inc.
2,810,940
0 .8
17,100  Rexford Industrial
Realty, Inc.
860,130
0 .2
5,500
Vornado Realty Trust
158,235
0 .1
163,701
Weyerhaeuser Co.
5,878,503
1 .7
14,409,945
4 .1
Utilities : 5 .9%
34,312
Ameren Corp.
2,537,715
0 .7
84,446
Dominion Energy, Inc.
4,153,899
1 .2
38,578
NextEra Energy, Inc.
2,465,520
0 .7
19,877
NiSource, Inc.
549,798
0 .2
28,700
PG&E Corp.
481,012
0 .1
34,650
Sempra Energy
2,488,909
0 .7
112,036
Southern Co.
8,037,463
2 .3
20,714,316
5 .9
Total Common Stock
(Cost $253,308,676)
346,878,713
98 .1
PREFERRED STOCK : 0 .8%
Consumer Discretionary : 0 .6%
22,568
(3)
Dr Ing hc F Porsche
AG
2,244,573
0 .6
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Utilities : 0 .2%
14,210
(2)
NextEra Energy, Inc.
$ 553,195
0 .2
Total Preferred Stock
(Cost $3,284,344)
2,797,768
0 .8
Total Long-Term
Investments
(Cost $256,593,020)
349,676,481
98 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .2%
Repurchase Agreements : 3 .1%
2,641,399
(4)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $2,642,942,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$2,694,227, due
09/01/28-03/20/72)
2,641,399
0 .7
486,283
(4)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $486,567,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $496,009, due
08/01/33-03/01/54)
486,283
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,641,399
(4)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $2,642,939,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$2,694,228, due
01/01/28-07/15/58)
$ 2,641,399
0 .7
2,641,399
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.280%,
due 04/01/2024
(Repurchase
Amount $2,642,927,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,694,227, due
04/04/24-02/01/54)
2,641,399
0 .8
2,641,399
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $2,642,945,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$2,694,227, due
09/01/29-04/01/54)
2,641,399
0 .8
Total Repurchase
Agreements
(Cost $11,051,879)
11,051,879
3 .1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .1%
368,134
(5)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $368,134) $ 368,134 0 .1
Total Short-Term
Investments
(Cost $11,420,013)
$ 11,420,013
3 .2
Total Investments in
Securities
(Cost $268,013,033) $ 361,096,494 102 .1
Liabilities in Excess
of Other Assets (7,288,770) (2.1)
Net Assets $ 353,807,724 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 16,570,351 $ — $ — $ 16,570,351
Consumer Discretionary 11,461,541 — — 11,461,541
Consumer Staples 27,750,361 — — 27,750,361
Energy 31,149,737 — — 31,149,737
Financials 82,532,390 — — 82,532,390
Health Care 55,157,631 — — 55,157,631
Industrials 43,371,989 — — 43,371,989
Information Technology 29,650,777 3,428,984 — 33,079,761
Materials 10,680,691 — — 10,680,691
Real Estate 14,409,945 — — 14,409,945
Utilities 20,714,316 — — 20,714,316
Total Common Stock 343,449,729 3,428,984 — 346,878,713
Preferred Stock — 2,797,768 — 2,797,768
Short-Term Investments 368,134 11,051,879 — 11,420,013
Total Investments, at fair value $ 343,817,863 $ 17,278,631 $ — $ 361,096,494
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 98,728,386
Gross Unrealized Depreciation (5,644,924)
Net Unrealized Appreciation $ 93,083,462